Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, net

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	December 31, 2014	December 31, 2013
Research and development equipment	$-	$686,673
Leasehold improvements	-	153,161
Information technology equipment	31,892	105,319
Furniture and office equipment	10,161	78,678
Software	-	9,386
	42,053	1,033,217
Less accumulated depreciation	(21,442)	(1,007,176)
Total property and equipment, net	$20,611	$26,041

Depreciation expense was $7,063 and $5,622, for the years ended December 31, 2014 and 2013, respectively.

During the year ended December 31, 2014, the Company wrote off $992,797 of fully depreciated property and equipment. There was no effect on the statement of operations for the year ended December 31, 2014.